Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

8.	MINERAL PROPERTY, PLANT AND EQUIPMENT

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2020	$1,530.0	$2,483.4	$157.7	$295.5	$4,466.6
Additions	105.3	113.7	116.5	23.8	359.3
Repurchase of Island Gold royalty (i)	—	15.7	—	—	15.7
Revisions to decommissioning liabilities	—	18.4	11.4	—	29.8
Disposals	(6.0)	—	—	—	(6.0)
At December 31, 2021	$1,629.3	$2,631.2	$285.6	$319.3	$4,865.4
Additions	40.2	143.8	123.7	22.1	329.8
Transfer of La Yaqui Grande assets[1]	121.0	19.0	(140.0)	—	—
Revisions to decommissioning liabilities (note 11)	—	6.7	—	—	6.7
Disposals	(1.7)	—	—	—	(1.7)
Sale of Esperanza Project (note 14)	(0.4)	—	—	(89.6)	(90.0)
At December 31, 2022	$1,788.4	$2,800.7	$269.3	$251.8	$5,110.2

Accumulated amortization and impairment charges
At December 31, 2020	$641.3	$715.2	—	$8.8	$1,365.3
Amortization	80.7	96.6	—	—	177.3
Disposals	(4.5)	—	—	—	(4.5)
Impairment charge on Turkish assets	0.3	—	142.4	76.1	218.8
At December 31, 2021	$717.8	$811.8	$142.4	$84.9	$1,756.9
Amortization	91.7	89.4	—	—	181.1
Disposals	(1.2)	—	—	—	(1.2)
Impairment charge (note 14)	—	—	—	38.2	38.2
Sale of Esperanza Project (note 14)	(0.4)	—	—	(38.2)	(38.6)
At December 31, 2022	$807.9	$901.2	$142.4	$84.9	$1,936.4

Net carrying value
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5
At December 31, 2022	$980.5	$1,899.5	$126.9	$166.9	$3,173.8
1.La Yaqui Grande commenced commercial production on June 20, 2022.

(i) Repurchase of Island Gold Royalties
In the fourth quarter of 2021, the Company acquired and canceled a net profit interest royalty payable on production from certain claims at the Island Gold mine for consideration of $15.7 million.
The net carrying values by segment (note 17) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$663.2	$841.5	—	—	$1,504.7
Island Gold	114.5	939.8	100.5	19.8	1,174.6
Mulatos	199.2	118.2	26.4	—	343.8
Corporate and other	3.6	—	—	147.1	150.7
At December 31, 2022	$980.5	$1,899.5	$126.9	$166.9	$3,173.8

Young-Davidson	$686.8	$833.8	—	—	$1,520.6
Island Gold	115.4	876.4	24.2	19.8	1,035.8
Mulatos	106.1	109.2	119.0	—	334.3
Corporate and other	3.2	—	—	214.6	217.8
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5
The carrying value of construction in progress at December 31, 2022 was $155.8 million (December 31, 2021 - $175.4 million). The decrease in construction in progress primarily relates to the completion of La Yaqui Grande, partially offset by the Phase 3+ Expansion at Island Gold.